November 5, 2014

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	PFM Funds Rule 497(j) Certification Relating to Registration Statement on Form N-1A

(File Nos.: 033-10754 and 811-04933)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, PFM Funds (the "Trust") hereby certifies that the definitive forms of prospectus and statement of additional information dated October 31, 2014, for the Trust’s Prime Series and Government Series that would have been filed under paragraph (c) of Rule 497, each do not differ from those contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485 (b) as Post-Effective Amendment No. 55 on October 31, 2014.

Very truly yours,

By: /s/ Daniel R. Hess

Name: Daniel R. Hess

Title: Secretary & Assistant Treasurer